Deposits by Banks (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Deposits by Banks

	Group
	2019 £m	2018 £m
Items in the course of transmission	337	262
Deposits held as collateral	2,175	4,058
Other deposits (1)	11,847	13,504

	14,359	17,824

(1)	Includes drawdown from the TFS of £10.8bn (2018: £10.8bn).